Borrowings - Summary of Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 294,233	$ 3,903	₨ 284,404
Non-convertible debentures	163,874	2,174	140,719
Redeemable preference shares	19	0	19
Non-convertible bonds	1,462	19	1,263
Others	7,177	95	6,037
Non-current borrowings	466,765	6,191	432,442
Less: Current maturities of long-term borrowings	(99,521)	(1,320)	(85,233)
Non-current borrowings, net of current maturities	₨ 367,244	$ 4,871	₨ 347,209